Other current liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Accrued expenses	$ 134,818	$ 172,006
Liabilities related to repurchase commitments	58,482	73,241
Accrued interest	8,238	2,614
Personnel related liabilities	37,518	28,816
VAT liabilities	88,520	78,942
Other liabilities	20,326	8,645
Other current liabilities	$ 347,902	$ 364,264	[1]

[1]	Refer to Note 31 - Restatement of prior period financial statements for reconciliations between originally reported and as revised annual amounts.